Subsidiary Guarantor Information	12 Months Ended
Dec. 31, 2025
Supplemental Information [abstract]
Subsidiary Guarantor Information	SUBSIDIARY GUARANTOR INFORMATION
Background and effect of the dissolution of the Subsidiary Guarantors
Prior to March 19, 2025, Petróleos Mexicanos’ payment obligations under its debt securities registered with the United States Securities and Exchange Commission (“SEC”) were guaranteed by Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics (collectively, the “Former Subsidiary Guarantors”). These guarantees were full, unconditional, joint and several. The Subsidiary Companies (as defined in Note 1) were not guarantors of any of Petróleos Mexicanos’ indebtedness (the “Non-Guarantor Subsidiaries”).

On March 19, 2025, pursuant to the 2025 Petróleos Mexicanos Law, the Former Subsidiary Guarantors were dissolved and all of their assets, liabilities, rights and obligations, including their obligations under the guarantees described above, were assumed by, and transferred to Petróleos Mexicanos, which became the successor of the Former Subsidiary Guarantors as a matter of Mexican law (see Note 1). As a result, effective March 19, 2025, Petróleos Mexicanos is the sole obligor — both as primary obligor and as successor to the Former Subsidiary Guarantors — under all SEC-registered debt securities. There are no longer any separate legal entities acting as guarantors of Petróleos Mexicanos’ indebtedness.

The 2025 Petróleos Mexicanos Law provides that the dissolution of the subsidiary entities does not affect any payment obligations previously contracted, nor does it alter the guarantees provided by Petróleos Mexicanos or the dissolved entities, whether in Mexico or abroad. Notwithstanding this provision, because the Former Subsidiary Guarantors and Petróleos Mexicanos have merged into a single legal entity, the guarantees have been effectively extinguished by operation of law through the merger of the obligor and the guarantor. All payment obligations under the guaranteed debt securities continue in full force and effect as direct obligations of Petróleos Mexicanos.

SEC-registered debt securities outstanding

The following table sets forth, as of December 31, 2025, the principal amount outstanding of the SEC-registered debt securities originally issued by the Pemex Project Funding Master Trust (the “Master Trust”) and subsequently assumed by Petróleos Mexicanos as primary obligor. The Master Trust was dissolved effective December 20, 2011 and is no longer consolidated in the financial statements of PEMEX as of December 31, 2011 and thereafter.
Table 1: Registered Debt Securities originally issued by the Master Trust and Assumed by Petróleos Mexicanos

Security	Primary obligor	Principal amount outstanding (U.S.$)
6.625% Guaranteed Bonds due 2035	Petróleos Mexicanos	U.S.$	1,750,000
6.625% Guaranteed Bonds due 2038	Petróleos Mexicanos	491,175
9.500% Guaranteed Bonds due 2027	Petróleos Mexicanos	168,625
The following table sets forth, as of December 31, 2025, the principal amount outstanding of the registered debt securities issued by Petróleos Mexicanos.
Table 2: Registered Debt Securities originally issued by Petróleos Mexicanos

Security	Primary obligor	Principal amount outstanding (U.S.$)
9.500% Global Guaranteed Bonds due 2027	Petróleos Mexicanos	U.S.$	96,718
6.625% Notes due 2035	Petróleos Mexicanos	999,000
6.500% Bonds due 2041	Petróleos Mexicanos	1,560,521
5.500% Bonds due 2044	Petróleos Mexicanos	640,357
6.375% Bonds due 2045	Petróleos Mexicanos	1,199,747
5.625% Bonds due 2046	Petróleos Mexicanos	626,143
6.750% Bonds due 2047	Petróleos Mexicanos	5,548,156
5.350% Notes due 2028	Petróleos Mexicanos	795,784
6.350% Bonds due 2048	Petróleos Mexicanos	1,574,041
6.500% Notes due 2027	Petróleos Mexicanos	1,198,109
5.950% Notes due 2031	Petróleos Mexicanos	3,777,381
6.490% Notes due 2027	Petróleos Mexicanos	281,222
6.840% Notes due 2030	Petróleos Mexicanos	2,345,538
6.950% Bonds due 2060	Petróleos Mexicanos	3,188
7.690% Bonds due 2050	Petróleos Mexicanos	8,047,831
6.500% Notes due 2029	Petróleos Mexicanos	1,204,708
8.750% Notes due 2029	Petróleos Mexicanos	1,908,685
6.700% Notes due 2032	Petróleos Mexicanos	6,787,240
10.000% Notes due 2033	Petróleos Mexicanos	1,972,663

As of December 31, 2025 and as of the date of these consolidated financial statements, Petróleos Mexicanos is the only PEMEX entity with debt securities registered with the SEC, and all such debt constitutes a direct obligation of Petróleos Mexicanos.

Historical supplemental condensed consolidating financial information

The following condensed consolidating financial information is presented for the years ended December 31, 2024 and 2023 to provide investors with the historical financial information of the Former Subsidiary Guarantors during the periods in which the guarantee structure was in effect.

As described above, the Former Subsidiary Guarantors were dissolved on March 19, 2025, and all of their assets, liabilities, rights and obligations were transferred to Petróleos Mexicanos at historical cost without gain or loss. Accordingly, no condensed consolidating financial information is presented for the year ended December 31, 2025 or as of December 31, 2025, as the Former Subsidiary Guarantors did not exist as separate legal entities as of that date.

These condensed consolidated statements for the years ended December 31, 2024 and 2023 were prepared in accordance with IFRS, with one exception: for the purposes of the presentation of the subsidiary guarantor information, the former subsidiary entities and the Subsidiary Companies were accounted for as investments under the equity method by Petróleos Mexicanos. Earnings of subsidiaries are therefore reflected in Petróleos Mexicanos’ investment account and earnings. The principal elimination entries eliminate Petróleos Mexicanos’ investment in subsidiaries and inter-company balances and transactions. The Former Subsidiary Guarantors were 100% owned subsidiaries of the Mexican Government. The Subsidiary Companies collectively comprise the Non-Guarantor Subsidiaries
CONDENSED CONSOLIDATING FINANCIAL INFORMATION
STATEMENT OF FINANCIAL POSITION
As of December 31, 2024

	Petróleos Mexicanos		Subsidiary guarantors		Non-guarantor subsidiaries		Eliminations		PEMEX consolidated
Assets
Current assets
Cash and cash equivalents	Ps.	41,665,854	Ps.	5,143,459	Ps.	42,032,513	Ps.	—	Ps.	88,841,826
Trade and other accounts receivable, derivative financial instruments and other current assets	30,683,735		132,539,268		98,919,902		—		262,142,905
Accounts receivable—intercompany	1,965,995,495		1,434,224,881		256,358,639		(3,656,579,015)		—
Inventories	1,241,752		54,405,081		32,923,156		—		88,569,989
Total current assets	2,039,586,836		1,626,312,689		430,234,210		(3,656,579,015)		439,554,720
Long-term receivables—intercompany	1,457,697,966		—		719,134		(1,458,417,100)		—
Investments in associates	(1,659,731,734)		378,134,429		276,405,440		1,007,884,803		2,692,938
Wells, pipelines, properties, plant and equipment, net	7,156,628		1,221,547,573		421,828,511		—		1,650,532,712
Long-term notes receivable	—		691,787		329,991		—		1,021,778
Right of use	480,916		38,376,000		3,107,617		—		41,964,533
Deferred taxes	—		—		7,033,529		—		7,033,529
Intangible assets	63,772		15,767,890		1,256,615		—		17,088,277
Mexican Government Bonds	21,135,321		—		—		—		21,135,321
Other assets	2,147,391		2,686,655		22,894,729		—		27,728,775
Total assets	Ps.	1,868,537,096	Ps.	3,283,517,023	Ps.	1,163,809,776	Ps.	(4,107,111,312)	Ps.	2,208,752,583
Liabilities
Current liabilities
Current portion of long-term debt	Ps.	356,212,915	Ps.	2,417,693	Ps.	66,587,909	Ps.	—	Ps.	425,218,517
Accounts payable—intercompany	1,572,341,074		1,920,859,946		163,292,029		(3,656,493,049)		—
Other current liabilities	122,034,531		570,830,329		89,440,004		—		782,304,864
Total current liabilities	2,050,588,520		2,494,107,968		319,319,942		(3,656,493,049)		1,207,523,381
Long-term debt	1,494,800,312		18,785,937		39,967,489		—		1,553,553,738
Long-term payables—intercompany	—		1,457,697,966		805,100		(1,458,503,066)		—
Employee benefits, provisions for sundry creditors, other liabilities and deferred taxes	306,649,614		1,105,032,236		19,769,350		—		1,431,451,200
Total liabilities	3,852,038,446		5,075,624,107		379,861,881		(5,114,996,115)		4,192,528,319
Equity (deficit), net	(1,983,501,350)		(1,792,107,084)		783,947,895		1,007,884,803		(1,983,775,736)
Total liabilities and equity	Ps.	1,868,537,096	Ps.	3,283,517,023	Ps.	1,163,809,776	Ps.	(4,107,111,312)	Ps.	2,208,752,583
CONDENSED CONSOLIDATING FINANCIAL INFORMATION
STATEMENT OF COMPREHENSIVE INCOME
For the year ended December 31, 2024

	Petróleos Mexicanos		Subsidiary guarantors		Non-guarantor subsidiaries		Eliminations		PEMEX consolidated
Total revenues	Ps.	—	Ps.	1,843,991,945	Ps.	1,246,933,287	Ps.	(1,421,408,105)	Ps.	1,669,517,127
Services income	48,983,059		96,205,153		24,792,667		(166,825,100)		3,155,779
Total revenues	48,983,059		1,940,197,098		1,271,725,954		(1,588,233,205)		1,672,672,906
(Impairment) of wells, pipelines, properties, plant and equipment	—		(53,439,595)		(37,985)		—		(53,477,580)
Cost of sales	1,249,656		1,729,785,149		1,249,513,305		(1,545,084,823)		1,435,463,287
Gross income	47,733,403		156,972,354		22,174,664		(43,148,382)		183,732,039
Total general expenses	86,642,971		129,848,759		13,974,822		(43,180,542)		187,286,010
Impairment losses on trade receivables from customers	—		708,397		(16,146,955)		—		(15,438,558)
Other revenues (expenses), net	905,600		294,218		1,807,922		(5,083)		3,002,657
Operating (loss) income	(38,003,968)		28,126,210		(6,139,191)		27,077		(15,989,872)
Financing cost, net	(11,365,789)		(152,348,831)		(7,084,600)		(27,077)		(170,826,297)
Foreign exchange (loss) income , net	39,427,764		(338,726,253)		(5,153,747)		—		(304,452,236)
Profit (loss) sharing in associates	(716,122,380)		(4,327,032)		(13,212,549)		734,623,610		961,649
(Loss) income before duties, taxes and other	(726,064,373)		(467,275,906)		(31,590,087)		734,623,610		(490,306,756)
Total taxes, duties and other	54,351,481		231,791,066		4,138,651		—		290,281,198
Net (loss) income for the year	(780,415,854)		(699,066,972)		(35,728,738)		734,623,610		(780,587,954)
Total other comprehensive result	42,909,584		160,029,505		90,342,889		—		293,281,978
Total comprehensive (loss) income	Ps.	(737,506,270)	Ps.	(539,037,467)	Ps.	54,614,151	Ps.	734,623,610	Ps.	(487,305,976)
CONDENSED CONSOLIDATING FINANCIAL INFORMATION
STATEMENT OF COMPREHENSIVE INCOME
For the year ended December 31, 2023

	Petróleos Mexicanos		Subsidiary guarantors		Non-guarantor subsidiaries		Eliminations		PEMEX consolidated
Total revenues	Ps.	—	Ps.	1,929,682,164	Ps.	1,177,322,779	Ps.	(1,390,763,266)	Ps.	1,716,241,677
Services income	96,620,468		103,803,336		23,393,179		(220,121,042)		3,695,941
Total revenues	96,620,468		2,033,485,500		1,200,715,958		(1,610,884,308)		1,719,937,618
(Impairment) of wells, pipelines, properties, plant and equipment	—		(28,534,696)		(262,822)		—		(28,797,518)
Cost of sales	1,269,012		1,726,608,659		1,162,589,565		(1,509,793,447)		1,380,673,789
Gross income	95,351,456		278,342,145		37,863,571		(101,090,861)		310,466,311
Total general expenses	83,593,406		186,961,537		13,279,701		(101,039,204)		182,795,440
Impairment losses on trade receivables from customers	(6)		(3,092,408)		(20,910)		—		(3,113,324)
Other (expenses) revenues, net	757,110		(3,324,062)		905,748		55,023		(1,606,181)
Operating income	12,515,154		84,964,138		25,468,708		3,366		122,951,366
Financing cost, net	(64,364,068)		(63,037,727)		(5,883,616)		(3,367)		(133,288,778)
Foreign exchange income (loss), net	(11,196,911)		244,756,587		4,519,366		—		238,079,042
Profit (loss) sharing in associates	68,641,910		72,937		35,224,291		(103,529,823)		409,315
Income (loss) before duties, taxes and other	5,596,085		266,755,935		59,328,749		(103,529,824)		228,150,945
Total taxes, duties and other	(2,510,630)		220,521,837		1,988,074		—		219,999,281
Net income (loss) for the year	8,106,715		46,234,098		57,340,675		(103,529,824)		8,151,664
Total other comprehensive result	(1,088,673)		(3,989,701)		(53,844,998)		—		(58,923,372)
Total comprehensive (loss) income	Ps.	7,018,042	Ps.	42,244,397	Ps.	3,495,677	Ps.	(103,529,824)	Ps.	(50,771,708)
CONDENSED CONSOLIDATING FINANCIAL INFORMATION
STATEMENT OF CASH FLOWS
For the year ended December 31, 2024

	Petróleos Mexicanos		Subsidiary guarantors		Non-guarantor subsidiaries		Eliminations		PEMEX consolidated
Operating activities:
Net (loss) income	Ps.	(780,415,854)	Ps.	(699,066,972)	Ps.	(35,728,738)	Ps.	734,623,610	Ps.	(780,587,954)
Income taxes and duties	54,351,481		231,791,066		4,138,651		—		290,281,198
Depreciation and amortization of wells, pipelines, properties, plant and equipment	583,189		140,629,882		5,637,137		—		146,850,208
Amortization of intangible assets	368,048		162,285		96,467		—		626,800
Impairment of wells, pipelines, properties, plant and equipment	—		53,439,595		37,985		—		53,477,580
Unsuccessful wells from intangible assets	—		25,944,025		—		—		25,944,025
Capitalized unsuccessful wells	—		13,046,124		—		—		13,046,124
Loss from derecognition of disposal of wells, pipelines, properties, plant and equipment	93,070		3,303,841		1,166,293		—		4,563,204
Depreciation of rights of use	573,733		3,913,069		1,543,392		—		6,030,194
Unrealized foreign exchange loss in discount rate of reserve for well abandonment	—		9,126,600		—		—		9,126,600
(Profit) loss sharing in associates, net	716,122,380		4,327,032		13,212,549		(734,623,610)		(961,649)
Unrealized foreign exchange (income) loss	248,097,987		20,788,597		10,572,757		—		279,459,341
Financing cost	138,463,221		12,251,289		8,187,440		—		158,901,950
Financing income	(8,847,897)		(4,401,716)		(2,420,270)		—		(15,669,883)
Taxes and duties	8,010,859		(201,195,432)		2,266,715		—		(190,917,858)
Accounts receivable, inventories, accounts payable, DFIs and provisions	73,519,714		198,930,230		(4,810,162)		—		267,639,782
Employee benefits	6,447,500		48,203,352		448,048		—		55,098,900
Inter-company charges and deductions	63,918,703		(393,698,059)		(2,951,374)		332,730,730		—
Net cash flows from operating activities	521,286,134		(532,505,192)		1,396,890		332,730,730		322,908,562
Investing activities:
Acquisition of wells, pipelines, properties, plant and equipment and intangible assets	(1,520,360)		(199,197,320)		(62,219,624)		—		(262,937,304)
Other assets and other receivables	1,835,746		(53,656)		(11,163,693)		—		(9,381,603)
(Increase) decrease due to Inter-company investing	(452,848,589)		—		228,782		452,619,807		—
Net cash flows (used in) investing activities	(452,533,203)		(199,250,976)		(73,154,535)		452,619,807		(272,318,907)
Financing activities:
Increase in equity due to Certificates of Contribution “A”	156,509,050		—		—		—		156,509,050
Collection and interest collected from the Mexican Government	32,951,605		—		—		—		32,951,605
Lease payments of principal and interest	(388,874)		(6,255,637)		(1,820,136)		—		(8,464,647)
Loans obtained from financial institutions	408,712,952		30,633,407		617,177,528		—		1,056,523,887
Debt payments, principal only	(468,379,316)		(52,280,001)		(628,212,855)		—		(1,148,872,172)
Interest paid	(138,298,684)		(13,302,896)		3,220,622		—		(148,380,958)
Inter-company (decrease) increase financing	(39,525,872)		769,982,956		54,893,453		(785,350,537)		—
Net cash flows from (used in) financing activities	(48,419,139)		728,777,829		45,258,612		(785,350,537)		(59,733,235)
Net increase (decrease) in cash and cash equivalents	20,333,792		(2,978,339)		(26,499,033)		—		(9,143,580)
Effects of foreign exchange on cash balances	—		—		29,238,030		—		29,238,030
Cash and cash equivalents at the beginning of the year	21,332,062		8,121,798		39,293,516		—		68,747,376
Cash and cash equivalents at the end of the year	Ps.	41,665,854	Ps.	5,143,459	Ps.	42,032,513	Ps.	—	Ps.	88,841,826
CONDENSED CONSOLIDATING FINANCIAL INFORMATION
STATEMENT OF CASH FLOWS
For the year ended December 31, 2023

	Petróleos Mexicanos		Subsidiary guarantors		Non-guarantor subsidiaries		Eliminations		PEMEX consolidated
Operating activities:
Net income (loss)	Ps.	8,106,715	Ps.	46,234,098	Ps.	57,340,675	Ps.	(103,529,824)	Ps.	8,151,664
Income taxes and duties	(2,510,630)		220,521,837		1,988,074		—		219,999,281
Depreciation and amortization of wells, pipelines, properties, plant and equipment	565,065		132,294,655		4,695,556		—		137,555,276
Amortization of intangible assets	491,831		20,458		87,338		—		599,627
Impairment of wells, pipelines, properties, plant and equipment	—		28,534,696		262,822		—		28,797,518
Capitalized unsuccessful wells	—		29,529,330		—		—		29,529,330
Unsuccessful wells from intangible assets	—		4,436,985		—		—		4,436,985
Loss from derecognition of disposal of wells, pipelines, properties, plant and equipment	48		6,757,696		752,828		—		7,510,572
Depreciation of rights of use	602,527		3,845,999		1,438,314		—		5,886,840
Cancellation of leases	(98,421)		(19,643)		(10,634)		—		(128,698)
Unrealized foreign exchange loss (income) of reserve for well abandonment	—		4,638,600		—		—		4,638,600
(Profit) loss sharing in associates, net	(68,641,910)		(72,937)		(35,224,291)		103,529,823		(409,315)
Unrealized foreign exchange loss (income)	(198,352,926)		(15,838,600)		(7,580,344)		—		(221,771,870)
Financing cost	132,960,329		11,929,647		7,281,405		—		152,171,381
Financing income	(11,196,984)		(5,147,757)		(1,865,636)		—		(18,210,377)
Taxes and duties	673,056		(132,902,147)		(342,880)		—		(132,571,971)
Accounts receivable, inventories, accounts payable, DFIs and provisions	17,573,923		26,704,365		(18,574,069)		—		25,704,219
Employee benefits	15,355,953		44,440,075		260,456		—		60,056,484
Inter-company charges and deductions	(371,155,018)		32,322,800		9,737,603		329,094,615		—
Net cash flows from operating activities	(475,626,442)		438,230,157		20,247,217		329,094,614		311,945,546
Investing activities:
Acquisition of wells, pipelines, properties, plant and equipment and intangible assets	(875,254)		(222,997,316)		(68,078,428)		—		(291,950,998)
Other assets and other receivables	2,493,369		1,387,079		21,098,893		—		24,979,341
(Increase) decrease due to Inter-company investing	315,439,003		—		413,722		(315,852,725)		—
Net cash flows (used in) investing activities	317,057,118		(221,610,237)		(46,565,813)		(315,852,725)		(266,971,657)
Financing activities:
Increase in equity due to Certificates of Contribution “A”	166,615,123		—		—		—		166,615,123
Collection and interest collected from the Mexican Government	53,902,357		—		—		—		53,902,357
Lease payments of principal and interest	(477,081)		(5,851,936)		(1,446,963)		—		(7,775,980)
Loans obtained from financial institutions	298,622,440		35,205,868		547,572,751		—		881,401,059
Debt payments, principal only	(406,226,899)		(43,573,854)		(529,053,874)		—		(978,854,627)
Interest paid	(135,584,431)		(9,352,797)		886,892		—		(144,050,336)
Inter-company increase (decrease) financing	188,240,825		(196,218,537)		21,219,601		(13,241,889)		—
Net cash flows from (used in) financing activities	165,092,334		(219,791,256)		39,178,407		(13,241,889)		(28,762,404)
Net increase (decrease) in cash and cash equivalents	6,523,010		(3,171,336)		12,859,811		—		16,211,485
Effects of foreign exchange on cash balances	—		—		(11,878,620)		—		(11,878,620)
Cash and cash equivalents at the beginning of the year	14,809,052		11,293,134		38,312,325		—		64,414,511
Cash and cash equivalents at the end of the year	Ps.	21,332,062	Ps.	8,121,798	Ps.	39,293,516	Ps.	—	Ps.	68,747,376